Share-Based Payment - Additional Information (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | R$	R$ 213,076	R$ 113,169	R$ 120,777
Largest payout of award's before 10 years lock-up periods expires, percent				85.00%
Number of tranches, vesting				3 years
Number of percentage incentive shares recognized on grant date fair value				75.00%
Description of maximum term of equity granted for share-based payment arrangement	ten
Cancelled	1,905,935,000	252,028,000
Issued	700,092,000	136,826,000
Number of shares granted (in shares)	10,791,124,000	6,673,810,000
Restricted share units (RSUs) [Member] | Total
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	549,405,000	252,028,000
Issued	(700,092,000)	136,826,000
Number of shares granted (in shares)	6,171,570,000	2,603,810,000
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | R$	R$ 854	R$ 165	R$ 165
Stock Options [Member] | Total
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled		0
Number of shares granted (in shares)	12,657,000
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase right exercise period				2 years
Class A common stock
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase of common stock shares during the period (in shares)	0		7,595
Issued	115,660